Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	₨ 3,640.2	$ 55.9	₨ 4,029.4
Taxes recoverable, statutory deposits and dues from government	56,749.8	870.7	49,049.8
Prepaid expenses	14,403.5	221.0	11,063.0
Others	1,832.0	28.1	1,297.7
Total	₨ 76,625.5	$ 1,175.7	₨ 65,439.9